UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-l5G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 9, 2023

________BMO Commercial Mortgage Securities LLC_______
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-05650

Central Index Key Number of securitizer: 0001861132

__________________________Paul Vanderslice, (212) 885-4000_________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: ___________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity: ___________

Central Index Key Number of underwriter: ___________

____________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

PART 1: – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 9, 2023

BMO Commercial Mortgage Securities LLC

(Securitizer)

/s/ Paul Vanderslice

Name: Paul Vanderslice
Title: Chief Executive Officer